AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 21, 2009
REGISTRATION NO. 333-161303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.
☑ Post-Effective Amendment No. 1
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
LAUDUS TRUST
(Exact Name of Registrant as Specified in Charter)
211 Main Street
San Francisco, CA 94105
(Address of Principal Executive Offices) (Zip code)
800.648.5300
(Registrant’s Telephone Number, including Area Code)
Copies of communications to:

Timothy W. Levin, Esq.	John Loder, Esq.	Koji Felton, Esq.
Morgan Lewis & Bockius LLP	Ropes & Gray LLP	Charles Schwab Investment
1701 Market Street	One International Place	Management, Inc.
Philadelphia, PA 19103	Boston, MA 02110-2624	211 Main Street
San Francisco, CA 94105
     No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.
     It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.
     This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of LaudusTrust is being made for the purpose of adding the final tax opinion as Exhibit (12) to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART A
PART B
PART C
Item 15 Indemnification
Item 16 Exhibits
Item 17 Undertakings
SIGNATURES
Exhibit Index

PART A
INFORMATION REQUIRED IN THE PROSPECTUS
     Part A is incorporated herein by reference to the Registrant’s Prospectus/Proxy Statement included in the definitive materials electronically filed with the SEC on September 16, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-043599).
PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Part B is incorporated herein by reference to the Registrant’s Statement of Additional Information included in the definitive materials electronically filed with the SEC on September 16, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-043599).
PART C
OTHER INFORMATION
Item 15 Indemnification
          Article VIII of the Registrant’s Third Amended and Restated Agreement and Declaration of Trust reads as follows (referring to the Registrant as the “Trust”):
“ARTICLE VIII
Indemnification
          SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

          SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
          SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an “interested person” by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.
      SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder.”
Item 16 Exhibits

(1)	Articles of Incorporation	Third Amended and Restated Agreement and Declaration of Trust of the Registrant — incorporated herein by reference to Exhibit (a)(14) to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed with the SEC on October 23, 2007 (referred to herein as “PEA No. 60”);

(2)	By-Laws	Amended and Restated By-Laws of the Registrant — incorporated herein by reference to Exhibit (b)(2) to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A filed with the SEC on December 17, 2007;

(3)	Voting Trust Agreements	Not Applicable;

(4)	Reorganization Agreement	Form of Agreement and Plan of Reorganization — incorporated herein by reference to Appendix A of the Registrant’s Prospectus/Proxy Statement included in the definitive materials electronically filed with the SEC on September 16, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-043599);

(5)	Instruments Defining Rights of Security Holders	Reference is made to Article 5 of the Third Amended and Restated Agreement and Declaration of Trust of the Registrant;

(6)(a)(1)	Investment Advisory Contracts	Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Small Capitalization Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed with the SEC on March 12, 2004 (referred to herein as “PEA No. 46”);

(6)(a)(2)		Management Contract between the Registrant on behalf of its Laudus Rosenberg International Small Capitalization Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(2) to PEA No. 46;

(6)(a)(3)		Management Contract between the Registrant on behalf of its Laudus Rosenberg Long/Short Equity Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(3) to PEA No. 46;

(6)(a)(4)		Management Contract between the Registrant on behalf of its Laudus Rosenberg International Equity Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(6) to PEA No. 46;

(6)(a)(5)		Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Discovery Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(8) to PEA No. 46;

(6)(a)(6)		Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(10) to PEA No. 46;

(6)(a)(7)	Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Value Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed with the SEC on April 14, 2006 (referred to herein as “PEA No. 56”);

(6)(a)(8)	Management Contract between the Registrant on behalf of its Laudus Rosenberg International Discovery Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the SEC on July 28, 2006 (referred to herein as “PEA No. 57”);

(6)(a)(9)	Management Contract between the Registrant on behalf of its Laudus Mondrian Emerging Markets Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(13) to PEA No. 60;

(6)(a)(10)	Management Contract between the Registrant on behalf of its Laudus Mondrian International Fixed Income Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(14) to PEA No. 60;

(6)(a)(11)	Management Contract between the Registrant on behalf of its Laudus Mondrian International Equity Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed with the SEC on July 30, 2008 (referred to herein as “PEA No. 65”);

(6)(a)(12)	Management Contract between the Registrant on behalf of its Laudus Mondrian Global Equity Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(13) to PEA No. 65;

(6)(a)(13)	Form of Management Contract between the Registrant on behalf of its Laudus Growth Investors U.S. Large Cap Growth Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A filed with the SEC on May 21, 2009 (referred to herein as “PEA No. 67”);

(6)(b)(1)	Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg U.S. Small Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(12) to PEA No. 46;

(6)(b)(2)	Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg International Small Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(13) to PEA No. 46;

(6)(b)(3)	Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg Long/Short Equity Fund (formerly, Laudus Rosenberg Value Long/Short Equity Fund), Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(14) to PEA No. 46;

(6)(b)(4)	Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg International Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(17) to PEA No. 46;

(6)(b)(5)	Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg U.S. Discovery Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(19) to PEA No. 46;

(6)(b)(6)	Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(21) to PEA No. 46;

(6)(b)(7)	Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Value Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(22) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2005;

(6)(b)(8)	Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg International Discovery Fund, Charles Schwab Investment Management, Inc., and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(24) to PEA No. 57;

(6)(b)(9)	Subadviser Agreement between Charles Schwab Investment Management, Inc., and Mondrian Investment Partners Limited with regard to Laudus Mondrian Emerging Markets Fund and Laudus Mondrian International Fixed Income Fund— incorporated herein by reference to Exhibit (d)(27) to PEA No. 60;

(6)(b)(10)		Amendment to the Subadviser Agreement between Charles Schwab Investment Management, Inc., and Mondrian Investment Partners Limited with regard to Laudus Mondrian International Equity Fund and Laudus Mondrian Global Equity Fund — incorporated herein by reference to Exhibit (d)(22) to PEA No. 65;

(6)(b)(11)		Subadviser Agreement between Charles Schwab Investment Management, Inc. and UBS Global Asset Management (Americas) Inc. with regard to Laudus Growth Investors U.S. Large Cap Growth Fund — incorporated herein by reference to Exhibit (d)(24) to PEA No. 67;

(7)(a)(1)	Underwriting Contracts	Distribution Agreement by and among the Registrant, Laudus Institutional Trust, Charles Schwab Investment Management, Inc. and ALPS Distributors, Inc., — incorporated herein by reference to Exhibit (e) to PEA No. 56;

(7)(a)(2)		Amendment to the Distribution Agreement — incorporated herein by reference to Exhibit (e)(2) to PEA No. 65;

(8)	Bonus or Profit Sharing Contracts	Amended and Restated Laudus Funds Retirement Plan for Trustees —incorporated herein by reference to Exhibit (f)(1) to PEA No. 65;

(9)(a)(1)	Custodian Agreements	Amended and Restated Master Custodian Agreement by and between the Registrant and State Street Bank and Trust Company — incorporated herein by reference to Exhibit (g) to PEA No. 56;

(9)(a)(2)		Amendment to the Amended and Restated Master Custodian Agreement — incorporated herein by reference to Exhibit (g)(2) to PEA No. 65;

(9)(a)(3)		Custody Agreement between the Registrant and Custodial Trust Company— incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A electronically filed with the SEC on July 31, 2003 (referred to herein as “PEA No. 45”);

(9)(a)(4)		Schedule of remuneration to Custody Agreement between the Registrant and Custodial Trust Company — incorporated herein by reference to Exhibit (g)(4) of PEA No. 45;

(9)(a)(5)		Assignment of Custody Accounts from Custodial Trust Company to JP Morgan Chase Bank — incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed with the SEC on July 29, 2009 (referred to herein as “PEA No. 68”);

(10)(a)	Rule 12b-1 Plan	Amended and Restated Distribution and Shareholder Service Plan for Investor Shares —incorporated herein by reference to Exhibit 23(m) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed with the SEC on May 28, 1999;

(10)(b)	Multiple-Class Plan	Further Amended and Restated Rule 18f-3 Multiple Class Plan — incorporated herein by reference to Exhibit (n) to PEA No. 67;

(11)	Legal Opinion	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant — incorporated herein by reference to Exhibit (11) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161303), electronically filed with the SEC on August 12, 2009;

(12)	Tax Opinion	Opinion of Morgan, Lewis & Bockius LLP regarding certain tax matters — filed herewith;

(13)(a)(1)	Other Material Contracts	Administration Agreement by and between State Street Bank and Trust Company and the Registrant — incorporated herein by reference to Exhibit (h)(3) to PEA No. 56;

(13)(a)(2)		Amendment to the Administration Agreement — incorporated herein by reference to Exhibit (h)(5) to PEA No. 65;

(13)(b)(1)		Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company — incorporated herein by reference to Exhibit (h)(4) to PEA No. 56;

(13)(b)(2)		Amendment to the Master Fund Accounting and Services Agreement — incorporated herein by reference to Exhibit (h)(7) to PEA No. 65;

(13)(c)(1)		Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc. — incorporated herein by reference to Exhibit (h)(1) to PEA No. 56;

(13)(c)(2)		Amendment to the Transfer Agency and Service Agreement — incorporated herein by reference to Exhibit (h)(2) to PEA No. 65;

(13)(d)		Amended and Restated Expense Limitation Agreement dated August 12, 2009 between Charles Schwab Investment Management, Inc. and the Registrant — incorporated herein by reference to Exhibit (13)(d) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161303), electronically filed with the SEC on August 12, 2009;

(14)(1)	Other Opinions and Consents	Consent of PricewaterhouseCoopers LLP — incorporated herein by reference to Exhibit (14)(1) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161303), electronically filed with the SEC on August 12, 2009;

(14)(2)		Consent of Morgan, Lewis & Bockius LLP — incorporated herein by reference to Exhibit (14)(2) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161303), electronically filed with the SEC on August 12, 2009;

(15)	Omitted Financial Statements	Not Applicable;

(16)(1)	Powers of Attorney	Power of Attorney of Nils H. Hakansson — incorporated herein by reference to Exhibit (16)(1) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161303), electronically filed with the SEC on August 12, 2009;

(16)(2)		Power of Attorney of Mariann Byerwalter — incorporated herein by reference to Exhibit (16)(2) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161303), electronically filed with the SEC on August 12, 2009;

(16)(3)		Power of Attorney of William A. Hasler — incorporated herein by reference to Exhibit (16)(3) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161303), electronically filed with the SEC on August 12, 2009;

(16)(4)		Power of Attorney of George Pereira — incorporated herein by reference to Exhibit (16)(4) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161303), electronically filed with the SEC on August 12, 2009;

(16)(5)		Power of Attorney of Jeffrey Mortimer — incorporated herein by reference to Exhibit (16)(5) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161303), electronically filed with the SEC on August 12, 2009;

(17)(a)(1)	Code of Ethics	Code of Ethics of the Registrant and Charles Schwab Investment Management, Inc., investment adviser to the Laudus Funds — incorporated herein by reference to Exhibit (p)(1) to PEA No. 67;

(17)(a)(2)		Code of Ethics of AXA Rosenberg Investment Management LLC, investment subadviser to certain of the Laudus Funds — incorporated herein by reference to Exhibit (p)(2) to PEA No. 67;

(17)(a)(3)		Code of Ethics of ALPS Distributors, Inc., principal underwriter to the Laudus Funds — incorporated herein by reference to Exhibit (n)(3) to PEA No. 56;

(17)(a)(4)		Code of Ethics of Mondrian Investment Partners LLP, investment subadviser to certain of the Laudus Funds — incorporated herein by reference to Exhibit (p)(4) to PEA No. 67;

(17)(a)(5)		Code of Ethics of UBS Global Asset Management (Americas) Inc., investment subadviser to certain of the Laudus Funds — incorporated herein by reference to Exhibit (p)(5) to PEA No. 67;

(17)(b)	Proxy Card	Form of Proxy Card — incorporated herein by reference to the Proxy Card included in the definitive materials electronically filed with the SEC on September 16, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-043599);

(17)(c)(1)	Additional Materials	Prospectus dated July 29, 2009, with respect to the Laudus Rosenberg U.S. Equity Funds and Laudus Rosenberg International Equity Funds is incorporated herein by reference to Part A of PEA No. 68;

(17)(c)(2)		Supplement dated August 12, 2009 to the Prospectus dated July 29, 2009 with respect to the Laudus Rosenberg U.S. Equity Funds and Laudus Rosenberg International Equity Funds is incorporated herein by reference to definitive materials electronically filed with the SEC on August 12, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-033640);

(17)(c)(3)		Statement of Additional Information dated July 29, 2009 with respect to the Laudus Rosenberg U.S. Equity Funds and Laudus Rosenberg International Equity Funds is incorporated herein by reference to Part B of PEA No. 68;

(17)(c)(4)		The Reports of the Independent Registered Public Accounting Firm and audited financial statements of the Laudus Rosenberg U.S. Small Capitalization Fund and the Laudus Rosenberg U.S. Discovery Fund included in the Funds’ Annual Reports to Shareholders for the period ended March 31, 2009 — incorporated herein by reference to the Laudus Rosenberg Funds’ Annual Report on Form N-CSR filed with the SEC on June 3, 2009 (SEC Accession No. 0000950123-09-010608);
Item 17 Undertakings
      (1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on this 21st day of December, 2009.

LAUDUS TRUST
By:	Jeffrey Mortimer*
Jeffrey Mortimer
Chief Executive Officer, Chief Investment Officer & President

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated this 21st day of December, 2009.

Signature	Title

Jeffrey Mortimer* Jeffrey Mortimer	Chief Executive Officer, Chief Investment Officer & President

George Pereira* George Pereira	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)

Mariann Byerwalter* Mariann Byerwalter	Trustee

Nils H. Hakansson* Nils H. Hakansson	Trustee

William A. Hasler* William A. Hasler	Trustee

*By:	/s/ Timothy W. Levin
Timothy W. Levin, Attorney-in-Fact
Pursuant to Power of Attorney

Exhibit Index

(12)	Opinion of Morgan, Lewis & Bockius LLP regarding certain tax matters